Income taxes - Income tax expense recognized in the consolidated statements of comprehensive loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Income Tax Disclosure [Line Items]
Total current income tax benefit (expense)	$ (1,694)	$ (2,741)		$ 509
Total deferred income tax benefit	450	2,531	[1]	16	[1]
Income tax benefit (expense)	(1,244)	(210)	[2]	525	[2]
Chinese mainland
Income Tax Disclosure [Line Items]
Total current income tax benefit (expense)	(168)	(1,242)		1,060
Total deferred income tax benefit	464	2,539		0
Others
Income Tax Disclosure [Line Items]
Total current income tax benefit (expense)	(1,526)	(1,499)		(551)
Total deferred income tax benefit	$ (14)	$ (8)		$ 16

[1]	Restated (refer to Note 2(c))
[2]	Restated (refer to Note 2(c))